Juniata Valley Financial Corp. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2018
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEETS
(Dollars in thousands)
	December 31,
	2018	2017
ASSETS
Cash and cash equivalents	$48	$1,082
Investment in bank subsidiary	65,909	52,522
Investment in unconsolidated subsidiary	-	4,812
Investment securities available for sale	1,193	1,169
Other assets	641	224
TOTAL ASSETS	$67,791	$59,809

LIABILITIES
Accounts payable and other liabilities	$413	$422

STOCKHOLDERS' EQUITY	67,378	59,387
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$67,791	$59,809

Condensed Income Statement

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(Dollars in thousands)
	Years Ended December 31,
	2018	2017	2016
INCOME
Interest and dividends on investment securities available for sale	$44	$44	$59
Dividends from bank subsidiary	4,923	4,194	5,624
Income from unconsolidated subsidiary	296	167	222
Gain on sale of securities	-	314	166
Change in value of equity securities	26	-	-
TOTAL INCOME	5,289	4,719	6,071
EXPENSE
Merger-related expenses	134	13	66
Other non-interest expense	155	146	157
TOTAL EXPENSE	289	159	223
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	5,000	4,560	5,848
Income tax (benefit) expense	(347)	(127)	47
	5,347	4,687	5,801
Undistributed net gain (loss) of subsidiary	557	(150)	(645)
NET INCOME	$5,904	$4,537	$5,156
COMPREHENSIVE INCOME	$5,795	$4,300	$4,150

Condensed Cash Flow Statement

CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in thousands)
	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities:
Net income	$5,904	$4,537	$5,156
Adjustments to reconcile net income to net cash
provided by operating activities:
Undistributed net (gain) loss of subsidiary	(556)	150	645
Realized gains on sales of investment securities	-	(314)	(166)
Change in value of equity securities	(26)	-	-
Equity in earnings of unconsolidated subsidiary,
net of dividends of $75, $61 and $55	194	(106)	(167)
Equity gain from acquisition of unconsolidated subsidiary	(415)	-	-
Stock-based compensation expense	82	71	67
(Increase) decrease in other assets	(93)	513	(413)
(Decrease) increase in taxes payable	(402)	(271)	191
(Decrease) increase in accounts payable and other liabilities	(12)	(254)	1
Net cash provided by operating activities	4,676	4,326	5,314

Cash flows from investing activities:
Purchases of available for sale securities	-	-	(470)
Proceeds from the sale of available for sale securities	-	734	252
Proceeds from the maturity of available for sale investment securities	-	-	-
Net cash received from acquisition	(1,361)	-	-
Net cash provided by (used in) investing activities	(1,361)	734	(218)

Cash flows from financing activities:
Cash dividends	(4,411)	(4,194)	(4,226)
Purchase of treasury stock	(70)	(86)	(927)
Treasury stock issued for stock plans	90	-	-
Common stock issued for stock plans	42	206	64
Net cash used in financing activities	(4,349)	(4,074)	(5,089)
Net (decrease) increase in cash and cash equivalents	(1,034)	986	7
Cash and cash equivalents at beginning of year	1,082	96	89
Cash and cash equivalents at end of year	$48	$1,082	$96